Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provisions (Benefits) for Income Taxes
The provisions (benefits) for income taxes for the years ended December 31, 2019 and 2018 were as follows (in millions):

	Years Ended December 31,
	2019	2018
Current: Federal	$3.5	$0.5
State	2.6	3.6
Foreign	1.7	0.8
Subtotal Current	7.8	4.9
Deferred: Federal	(27.7)	(1.4)
State	(0.3)	(0.2)
Foreign	(0.1)	(1.1)
Subtotal Deferred	(28.1)	(2.7)
Income tax (benefit) expense	$(20.3)	$2.2

Components of Income from Continuing Operations Before Income Taxes
The US and foreign components of income (loss) from continuing operations before income taxes for the years ended December 31, 2019 and 2018 were as follows (in millions):

	Years Ended December 31,
	2019	2018
US	$(44.9)	$183.5
Foreign	7.8	13.1
Income (loss) from continuing operations before income taxes	$(37.1)	$196.6

Federal Statutory Income Tax Rate to Income (Loss) Before Income Taxes
The provisions (benefits) for income taxes differed from the amount computed by applying the federal statutory income tax rate to income (loss) before income taxes due to the following items for the years ended December 31, 2019 and 2018 (in millions):

	Years Ended December 31,
	2019	2018
Tax provision (benefit) at federal statutory rate	$(7.8)	$41.3
Permanent differences	0.2	1.2
State tax, net of federal benefit	(7.3)	6.2
Foreign rate differential	0.5	(2.7)
Minority interest	0.2	(4.6)
Executive and stock compensation	2.5	3.5
Increase (decrease) in valuation allowance	(10.2)	(45.2)
Transaction costs	0.1	1.5
Tax credits generated/utilized	(2.2)	—
Return to provision	(6.0)	15.6
ASU 2017-11 adoption	(1.3)	—
Goodwill impairment	10.9	—
Gain/loss on sale or deconsolidation of a subsidiary	—	5.7
Bargain purchase gain	—	(24.2)
Other	(2.0)	3.9
Warrant liability	2.1	—
Income tax (benefit) expense	$(20.3)	$2.2

Significant Components of Company's Deferred Tax Assets and Liabilities	Net deferred tax balances are comprised of the following as of December 31, 2019 and 2018 (in millions):

	December 31,
	2019	2018
Net operating loss carryforwards	$89.2	$97.0
Basis difference in fixed assets	0.9	0.3
Deferred compensation	12.7	11.7
Lease liability	13.8	—
Sec. 163(j) carryforward	39.6	15.9
Insurance claims and reserves	166.1	163.6
Value of insurance business acquired ("VOBA")	48.5	53.8
Deferred acquisition costs	16.7	13.4
Other deferred tax assets	14.0	11.7
Total deferred tax assets	401.5	367.4
Valuation allowance	(80.8)	(87.0)
Total net deferred tax assets	320.7	280.4

Basis difference in intangibles	(19.0)	(20.9)
Basis difference in fixed assets	(24.8)	(17.0)
Insurance company investments	(335.0)	(264.2)
Right of use assets	(12.8)	—
Other deferred tax liabilities	(10.1)	(6.5)
Total deferred tax liabilities	(401.7)	(308.6)

Net deferred tax liabilities	$(81.0)	$(28.2)